EQUITY METHOD INVESTMENTS - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2020	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2022	Jan. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments in associated companies			$ 65,400	$ 41,343
Dividends received from associated companies			16,273	0	$ 450
Cash dividends received from equity method investees			$ 16,300	$ 0	500
SwissMarine
Schedule of Equity Method Investments [Line Items]
Ownership percentage		16.40%	16.40%	17.50%		17.50%
Subordinated shareholder loan			$ 10,700
Debt term			5 years
Repayments of loans receivable from related party	$ 5,700	$ 5,600	$ 5,350
Investments in associated companies			51,437	$ 39,722	15,371
Dividends received from associated companies			$ 9,828
TFG Marine
Schedule of Equity Method Investments [Line Items]
Ownership percentage			10.00%	10.00%			10.00%
Subordinated shareholder loan							$ 1,000
Debt term			5 years
Balance outstanding of shareholders loan			$ 900
Investments in associated companies			10,211	$ 0	483
Dividends received from associated companies			$ 0
TFG Marine | London Interbank Offered Rate (LIBOR)
Schedule of Equity Method Investments [Line Items]
Variable interest rate			7.00%
UFC
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%	50.00%
Investments in associated companies			$ 4,212	$ 1,618	$ 545
Dividends received from associated companies			$ 6,445